Document and Entity Information	3 Months Ended
Jun. 30, 2018
Document And Entity Information
Entity Registrant Name	AMMO, INC.
Entity Central Index Key	0001015383
Document Type	S-1/A
Document Period End Date	Jun. 30, 2018
Amendment Flag	true
Amendment description	The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.
Current Fiscal Year End Date	--03-31
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Small Business	false
Document Fiscal Year Focus	2018